CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Fishermen association claims, Tax assessment relating to the use of certain ICMS tax credits) (Details) - USD ($)
$ in Millions
		12 Months Ended
	Sep. 07, 2017	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2005
Disclosure of contingent liabilities [line items]
Tax incentive grant period				20 years
Gain from derecognition of contingent liabilities		$ 186.0
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of contingent liabilities [line items]
Tax benefit recognised as of acquisition date	$ 1,089.0
Acquisitions through business combinations, other provisions	651.8
Asset recognised for expected reimbursement, contingent liabilities in business combination	$ 325.9	194.1
Contingency amount recoverable, percent	50.00%
Contingent liabilities recognised in business combination		380.1
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda. | Other environment related provision
Disclosure of contingent liabilities [line items]
Other provisions	$ 24.5	10.9	$ 8.8
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda. | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Other provisions	$ 57.7	$ 34.9	$ 32.5